CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Operating activities:
Net income (loss)	$ (384)	$ 145
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	358	349
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	271	195
Loss from disposal of assets	2	3
Undistributed income of unconsolidated subsidiaries	65	16
Other non-cash items	116	97
Changes in operating assets and liabilities:
Provisions	507	(42)
Deferred income taxes	9	42
Trade and financing receivables related to sales, net	(276)	94
Inventories, net	(806)	(694)
Trade payables	394	301
Other assets and liabilities	222	(92)
Net cash provided by operating activities	478	414
Investing activities:
Additions to retail receivables	(1,781)	(2,100)
Collections of retail receivables	2,328	2,514
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	8	2
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments	323	360
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(172)	(224)
Expenditures for assets under operating leases and assets sold under buy- back commitments	(669)	(856)
Other	(148)	409
Net cash provided by (used in) investing activities	(111)	105
Financing activities:
Proceeds from long-term debt	5,417	3,230
Payments of long-term debt	(5,981)	(4,391)
Net increase (decrease) in other financial liabilities	(192)	345
Dividends paid	(204)	(294)
Other	(58)	17
Net cash used in financing activities	(1,018)	(1,093)
Effect of foreign exchange rate changes on cash and cash equivalents	149	(354)
Decrease in cash and cash equivalents	(502)	(928)
Cash and cash equivalents, beginning of year	5,384	5,163
Cash and cash equivalents, end of period	$ 4,882	$ 4,235